Lincoln Variable Insurance Products Trust 1300 South Clinton Street Fort Wayne, Indiana 46802 United States of America

Phone:	260-455-6918
e-Mail:	Colleen.Tonn@LFG.com

VIA EDGAR

March 13, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Lincoln Variable Insurance Products Trust – LVIP Protected
American Balanced Allocation Fund and LVIP Protected American
Growth Allocation Fund
File Nos. 33-70742; 811-08090
Post-Effective Amendment No. 123

Dear Sir or Madam:

On behalf of the above-captioned registrant (“Registrant”), I hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, that (i) the form of Prospectuses and Statement of Additional Information for the Registrant that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Registrant’s Post-Effective Amendment No. 123 to the Registration Statement, and (ii) the text of the most recent amendment to the Registration Statement was filed electronically on March 1, 2012 (effective March 1, 2012).

If you have any questions concerning the attached filing, please do not hesitate to contact the undersigned at 260-455-6918.

Sincerely,

/s/ Colleen E. Tonn

Colleen E. Tonn

Senior Counsel